Financial instruments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current derivative financial assets	R$ 157,906	R$ 33,816
Non-current derivative financial assets	71,544	51
Derivative financial assets	229,450	33,867
Current derivative financial liabilities	195,169	256,131
Non-current derivative financial liabilities	81,917	362,915
Derivative financial liabilities	277,086	619,046
Derivative financial assets and liabilities	47,636	585,179
Non hedge accounting transactions member
IfrsStatementLineItems [Line Items]
Credit derivative, fair value at end of period	(15,995)	(2,545)
Increase (decrease) in credit derivative, fair value	(27,830)
Credit derivative financial settlement	14,380
Hedge accounting transactions member
IfrsStatementLineItems [Line Items]
Credit derivative, fair value at end of period	63,631	587,724
Increase (decrease) in credit derivative, fair value	(454,754)
Credit derivative financial settlement	(69,339)
Braksem America Swap C 3 P G P [Member] | Non hedge accounting transactions member
IfrsStatementLineItems [Line Items]
Credit derivative, fair value at end of period		14,299
Increase (decrease) in credit derivative, fair value	(2,158)
Credit derivative financial settlement	(12,141)
Braskem Holanda Swap Nafta Gasolina [Member] | Non hedge accounting transactions member
IfrsStatementLineItems [Line Items]
Credit derivative, fair value at end of period	(15,996)	(16,847)
Increase (decrease) in credit derivative, fair value	(25,733)
Credit derivative financial settlement	26,584
Braskem Argentina Exchange Swap [Member] | Non hedge accounting transactions member
IfrsStatementLineItems [Line Items]
Credit derivative, fair value at end of period	1	3
Increase (decrease) in credit derivative, fair value	61
Credit derivative financial settlement	(63)
Braskem S A Dollar Call And Put Options [Member] | Hedge accounting transactions member
IfrsStatementLineItems [Line Items]
Credit derivative, fair value at end of period	(65,370)	85,216
Increase (decrease) in credit derivative, fair value	(227,871)
Credit derivative financial settlement	77,285
Braskem S A Dollar Swap C D I [Member] | Hedge accounting transactions member
IfrsStatementLineItems [Line Items]
Credit derivative, fair value at end of period	151,713	R$ 502,508
Increase (decrease) in credit derivative, fair value	(194,055)
Credit derivative financial settlement	(156,740)
Braskem S A Swap C R A [Member] | Hedge accounting transactions member
IfrsStatementLineItems [Line Items]
Credit derivative, fair value at end of period	(22,712)
Increase (decrease) in credit derivative, fair value	(32,828)
Credit derivative financial settlement	R$ 10,116